UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2017 (unaudited)

Description	Shares	Fair Value
Common Stocks | 96.3%
Brazil | 2.0%
Ambev SA	298,500	$1,739,168
Cielo SA	176,400	1,595,185
		3,334,353
Canada | 3.3%
Canadian National Railway Co.	36,800	2,716,312
National Bank of Canada	64,700	2,716,734
		5,433,046
China | 1.5%
Tencent Holdings, Ltd.	84,600	2,428,436
Denmark | 1.8%
Carlsberg A/S, Class B	19,527	1,801,750
Novo Nordisk A/S, Class B	33,166	1,140,226
		2,941,976
Finland | 1.2%
Sampo Oyj, A Shares	39,966	1,897,631
Germany | 3.3%
Continental AG	13,829	3,031,695
Symrise AG	36,415	2,421,754
		5,453,449
Hong Kong | 1.4%
AIA Group, Ltd.	359,600	2,266,625
Ireland | 1.9%
Shire PLC	54,636	3,178,926
Israel | 0.2%
Israel Discount Bank, Ltd., Class A (a)	119,541	280,679
Japan | 5.3%
AEON Financial Service Co., Ltd.	96,200	1,819,027
Daiwa House Industry Co., Ltd.	98,900	2,846,563
Recruit Holdings Co., Ltd.	34,200	1,747,545
Ryohin Keikaku Co., Ltd.	10,600	2,324,651
		8,737,786
Netherlands | 1.6%
Wolters Kluwer NV	61,932	2,573,662
South Africa | 0.7%
Sanlam, Ltd.	228,696	1,147,988
Sweden | 2.6%
Assa Abloy AB, Class B	128,529	2,637,619
Hexagon AB, B Shares	39,500	1,586,964
		4,224,583
Switzerland | 0.8%
Julius Baer Group, Ltd.	27,300	1,362,905
Description	Shares	Fair Value
Taiwan | 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	65,200	$2,141,168
United Kingdom | 10.1%
Ashtead Group PLC	94,091	1,947,692
British American Tobacco PLC	27,012	1,790,623
Coca-Cola European Partners PLC	34,845	1,313,308
Compass Group PLC	112,652	2,122,534
ConvaTec Group PLC	250,862	876,346
Diageo PLC	85,462	2,448,061
Prudential PLC	91,789	1,941,656
RELX NV	138,707	2,577,007
Unilever PLC	32,499	1,604,078
		16,621,305
United States | 57.3%
Accenture PLC, Class A	25,800	3,092,904
Alphabet, Inc., Class A (a)	5,125	4,344,975
Alphabet, Inc., Class C (a)	2,000	1,659,120
Aon PLC	21,100	2,504,359
Apple, Inc.	36,800	5,286,688
Applied Materials, Inc.	68,985	2,683,516
AutoZone, Inc. (a)	2,800	2,024,540
Bank of America Corp.	103,600	2,443,924
Biogen, Inc. (a)	5,590	1,528,418
Cisco Systems, Inc.	84,700	2,862,860
Comerica, Inc.	22,800	1,563,624
Commerce Bancshares, Inc.	22,485	1,262,758
Crown Holdings, Inc. (a)	31,055	1,644,362
Eaton Corp. PLC	24,600	1,824,090
eBay, Inc. (a)	26,300	882,891
EOG Resources, Inc.	14,600	1,424,230
Fidelity National Information Services, Inc.	26,100	2,078,082
Five Below, Inc. (a)	39,480	1,709,879
Honeywell International, Inc.	22,400	2,797,088
Intercontinental Exchange, Inc.	47,100	2,819,877
Johnson Controls International PLC	52,200	2,198,664
Kellogg Co.	15,700	1,139,977
Medtronic PLC	15,960	1,285,738
Microsoft Corp.	56,575	3,726,029
Molson Coors Brewing Co., Class B	23,900	2,287,469
Monsanto Co.	15,300	1,731,960
Motorola Solutions, Inc.	20,320	1,751,990
PPG Industries, Inc.	14,885	1,564,116
Quintiles IMS Holdings, Inc. (a)	27,300	2,198,469
Red Hat, Inc. (a)	13,855	1,198,457
Rockwell Automation, Inc.	16,110	2,508,488
S&P Global, Inc.	18,400	2,405,616

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2017 (unaudited)

Description	Shares	Fair Value
Schlumberger, Ltd.	38,900	$3,038,090
Snap-on, Inc.	9,500	1,602,365
The Charles Schwab Corp.	57,800	2,358,818
The Coca-Cola Co.	53,200	2,257,808
Thermo Fisher Scientific, Inc.	14,900	2,288,640
United Technologies Corp.	22,060	2,475,353
Vantiv, Inc., Class A (a)	38,900	2,494,268
Visa, Inc., Class A	27,710	2,462,588
Welbilt, Inc. (a)	74,400	1,460,472
Zoetis, Inc.	55,810	2,978,580
		93,852,140

Total Common Stocks (Cost $142,619,280)		157,876,658

Description	Principal Amount (000) (b)	Fair Value
Foreign Government Obligations | 14.8%
Brazil | 2.6%
Brazil NTN-B:
6.00%, 08/15/26	470	$470,286
6.00%, 05/15/35	810	840,617
Brazil NTN-F:
10.00%, 01/01/21	2,739	879,878
10.00%, 01/01/27	6,330	2,018,208
		4,208,989
Indonesia | 1.2%
Indonesia Government Bonds:
8.25%, 07/15/21	10,321,000	810,518
8.375%, 09/15/26	13,313,000	1,083,243
		1,893,761
Malaysia | 1.5%
Malaysia Government Bonds:
3.314%, 10/31/17	4,740	1,071,065
4.24%, 02/07/18	6,300	1,433,869
		2,504,934
Mexico | 1.7%
Mexican Bonos:
6.50%, 06/10/21	39,180	2,062,539
5.75%, 03/05/26	13,620	666,075
		2,728,614
Romania | 0.9%
Romania Government Bond, 5.85%, 04/26/23	5,550	1,489,504
Russia | 2.2%
Russia Government Bonds - OFZ: 7.50%, 08/18/21	110,100	1,930,220
Description	Principal Amount (000) (b)	Fair Value
7.05%, 01/19/28	104,580	$1,745,865
		3,676,085
Turkey | 2.0%
Turkey Government Bonds:
10.50%, 01/15/20	6,600	1,801,428
8.50%, 09/14/22	5,770	1,436,765
		3,238,193
Uganda | 0.8%
Uganda Government Bonds:
16.375%, 09/05/19	1,594,900	453,468
18.375%, 02/18/21	1,736,200	512,820
16.50%, 05/13/21	1,097,100	307,853
		1,274,141
Uruguay | 1.9%
Republica Orient Uruguay, 5.00%, 09/14/18	92,157	3,196,161

Total Foreign Government Obligations (Cost $23,641,386)		24,210,382

Description	Shares	Fair Value
Short-Term Investment | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $4,189,309)	4,189,309	$4,189,309

Total Investments | 113.7% (Cost $170,449,975) (c), (d)		$186,276,349

Liabilities in Excess of Cash and Other Assets | (13.7)%		(22,414,947)

Net Assets | 100.0%		$163,861,402

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2017 (unaudited)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	13,537,900	USD	864,765	BNP	04/03/17	$15,033	$—
ARS	14,199,270	USD	859,000	BNP	05/02/17	53,266	—
ARS	13,537,900	USD	879,536	CIT	04/03/17	263	—
ARS	20,364,530	USD	1,284,828	CIT	05/02/17	23,540	—
ARS	9,363,640	USD	572,000	CIT	05/24/17	23,367	—
ARS	14,758,410	USD	879,000	CIT	09/29/17	4,846	—
BRL	493,443	USD	155,000	CIT	04/20/17	2,029	—
CLP	1,079,739,600	USD	1,633,000	HSB	04/24/17	1,619	—
CNY	1,914,336	USD	276,000	HSB	04/06/17	1,742	—
CNY	5,311,475	USD	767,000	HSB	04/06/17	3,617	—
CNY	7,033,360	USD	1,013,000	HSB	05/12/17	5,166	—
CNY	10,725,872	USD	1,552,000	HSB	05/26/17	—	546
CNY	7,500,317	USD	1,083,000	HSB	06/06/17	1,205	—
COP	1,227,023,000	USD	413,000	BNP	04/28/17	12,367	—
COP	1,680,454,000	USD	566,000	BNP	04/28/17	16,557	—
COP	2,396,485,000	USD	805,000	BNP	04/28/17	25,780	—
COP	5,422,445,600	USD	1,807,000	SCB	04/12/17	76,890	—
CZK	17,384,592	EUR	647,000	BNP	06/28/17	905	—
CZK	21,060,000	EUR	780,000	CIT	05/03/17	2,750	—
CZK	81,202,455	EUR	3,043,000	CIT	02/27/18	—	1,669
DOP	38,626,840	USD	812,000	CIT	04/27/17	23,724	—
EGP	3,257,800	USD	182,000	CIT	05/30/17	—	3,021
EGP	9,003,150	USD	513,000	CIT	06/08/17	—	18,769
EGP	15,100,800	USD	858,000	CIT	06/12/17	—	29,340
EUR	796,000	HUF	246,760,000	BNP	05/02/17	—	3,553
EUR	295,000	RON	1,335,377	JPM	08/01/17	2,926	—
EUR	80,778	RSD	10,072,560	CIT	05/15/17	—	363
EUR	1,612,000	RSD	201,322,680	CIT	05/15/17	—	9,961
EUR	1,059,171	USD	1,152,900	CIT	05/15/17	—	20,872
GHS	1,904,175	USD	403,000	BRC	07/17/17	11,104	—
GHS	1,638,000	USD	364,000	CIT	04/06/17	16,480	—
GHS	1,388,820	USD	293,000	JPM	06/09/17	16,775	—
GHS	2,447,690	USD	511,000	SCB	05/08/17	45,880	—
HUF	242,130,420	EUR	774,000	BNP	05/02/17	11,034	—
HUF	695,971,540	USD	2,398,000	BNP	05/02/17	10,076	—
HUF	309,642,225	USD	1,069,650	BNP	08/29/17	6,476	—
IDR	9,446,280,000	USD	669,000	CIT	05/02/17	37,784	—
IDR	9,711,520,500	USD	726,000	CIT	05/02/17	630	—
IDR	7,183,120,000	USD	508,000	HSB	05/09/17	29,029	—
INR	136,500,440	USD	2,077,000	HSB	05/23/17	11,190	—
INR	81,352,875	USD	1,203,000	JPM	04/10/17	48,844	—
INR	50,489,600	USD	736,000	JPM	04/17/17	40,161	—
KES	90,393,600	USD	856,000	BRC	05/30/17	12,823	—
KRW	1,382,439,240	USD	1,197,000	JPM	04/13/17	39,362	—
KRW	906,533,500	USD	782,000	SCB	04/13/17	28,743	—
KZT	239,810,000	USD	754,950	CIT	04/27/17	3,532	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2017 (unaudited)

Forward Currency Contracts open at March 31, 2017 (continued):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
KZT	267,600,000	USD	800,000	CIT	04/27/17	$46,378	$—
KZT	524,000,000	USD	1,600,000	SCB	05/15/17	48,414	—
KZT	254,787,600	USD	804,000	SCB	05/31/17	—	5,941
MXN	1,896,028	USD	99,000	JPM	04/27/17	1,911	—
MYR	5,707,464	USD	1,282,000	JPM	04/07/17	7,514	—
PEN	2,103,438	USD	635,000	BNP	04/03/17	12,510	—
PEN	469,686	USD	144,965	CIT	04/03/17	—	379
PEN	2,103,438	USD	648,429	CIT	04/03/17	—	918
PEN	1,324,191	USD	404,000	CIT	05/05/17	2,429	—
PEN	2,576,370	USD	785,000	SCB	04/21/17	6,793	—
PEN	5,902,443	USD	1,783,000	SCB	05/17/17	26,532	—
PHP	55,752,270	USD	1,099,000	HSB	06/14/17	8,591	—
PHP	59,497,560	USD	1,189,000	SCB	04/03/17	—	3,199
PHP	586,980	USD	11,704	SCB	04/11/17	—	10
PHP	65,593,990	USD	1,309,000	SCB	04/11/17	—	2,126
PLN	2,661,504	USD	653,442	CIT	05/19/17	17,388	—
PLN	3,231,709	USD	793,000	JPM	05/19/17	21,550	—
PLN	3,931,078	USD	965,120	JPM	05/19/17	25,705	—
RON	3,978,566	USD	1,012,950	CIT	04/13/17	—	80,732
RON	4,457,577	USD	1,044,541	CIT	08/01/17	2,341	—
RSD	211,395,240	EUR	1,689,000	CIT	05/15/17	14,362	—
THB	54,639,000	USD	1,560,000	SCB	04/10/17	29,977	—
TRY	657,461	USD	178,000	CIT	05/08/17	1,097	—
TRY	2,396,743	USD	655,000	CIT	05/08/17	—	2,111
TRY	2,359,999	USD	651,789	HSB	05/02/17	—	7,809
TRY	2,076,589	USD	572,000	JPM	05/08/17	—	6,323
TRY	4,221,811	USD	1,129,000	JPM	05/08/17	21,050	—
UGX	1,405,584,000	USD	387,000	SCB	04/10/17	1,210	—
USD	879,536	ARS	13,537,900	BNP	04/03/17	—	263
USD	873,977	ARS	13,537,900	CIT	04/03/17	—	5,822
USD	781,614	CAD	1,039,816	CIT	05/23/17	—	816
USD	1,049,120	CNY	7,225,811	HSB	04/06/17	760	—
USD	193,341	EGP	3,257,800	CIT	05/30/17	14,362	—
USD	1,585,550	EUR	1,489,181	CIT	05/15/17	—	6,066
USD	367,850	GHS	1,638,000	CIT	04/06/17	—	12,630
USD	562,687	GHS	2,447,690	CIT	05/08/17	5,807	—
USD	305,907	GHS	1,388,820	CIT	06/09/17	—	3,868
USD	407,362	GHS	1,904,175	CIT	07/17/17	—	6,741
USD	1,135,927	HUF	309,642,225	BNP	08/29/17	59,801	—
USD	866,669	KES	90,393,600	CIT	05/30/17	—	2,153
USD	788,000	KZT	252,160,000	CIT	05/15/17	—	5,252
USD	648,429	PEN	2,103,438	BNP	04/03/17	918	—
USD	791,000	PEN	2,573,123	CIT	04/03/17	—	1,096
USD	144,519	PEN	469,686	CIT	05/05/17	360	—
USD	11,702	PHP	586,980	SCB	04/03/17	4	—
USD	1,172,000	PHP	58,910,580	SCB	04/03/17	—	2,102

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2017 (unaudited)

Forward Currency Contracts open at March 31, 2017 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,571,220	RON	6,576,340	CIT	11/09/17	$24,502	$—
USD	1,006,340	RON	3,978,566	JPM	04/13/17	74,121	—
USD	1,513,000	RUB	89,925,155	CIT	06/13/17	—	59,036
USD	708,000	TRY	2,664,416	JPM	05/08/17	—	17,805
USD	1,800,631	TRY	6,634,066	JPM	05/08/17	—	6,533
USD	853,000	ZAR	11,258,747	CIT	04/28/17	17,278	—
USD	863,000	ZAR	11,047,522	CIT	04/28/17	42,957	—
ZAR	10,130,960	USD	800,000	HSB	04/26/17	—	47,730
ZAR	20,410,314	USD	1,605,847	HSB	04/28/17	—	90,816
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,204,137	$466,371

Currency Abbreviations:

ARS	— Argentinian Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KES	— Kenyan Shilling
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
USD	— United States Dollar
ZAR	— South African Rand
Counterparty Abbreviations:

BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

March 31, 2017 (unaudited)

(a) Non-income producing security

(b) Principal amount denominated in respective country’s currency.

(c) For federal income tax purposes, the aggregate cost was $170,449,975, aggregate gross unrealized appreciation was $17,251,012, aggregate gross unrealized depreciation was $1,424,638 and the net unrealized appreciation was $15,826,374.

(d) Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry* (as a percentage of net assets):
Aerospace & Defense	1.5%
Auto Components	1.8
Banks	5.0
Beverages	7.2
Biotechnology	2.9
Building Products	2.9
Capital Markets	5.5
Chemicals	3.5
Communications Equipment	2.8
Consumer Finance	1.1
Containers & Packaging	1.0
Electrical Equipment	2.6
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.9
Food Products	0.7
Health Care Equipment & Supplies	1.3
Hotels, Restaurants & Leisure	1.3
Industrial Conglomerates	1.7
Insurance	6.0
Internet Software & Services	5.7
IT Services	7.2
Life Sciences Tools & Services	2.7
Machinery	1.9
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	0.9
Personal Products	1.0
Pharmaceuticals	2.5
Professional Services	4.2
Real Estate Management & Development	1.7
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	2.9
Software	3.0
Specialty Retail	2.3
Technology Hardware, Storage & Peripherals	3.2
Tobacco	1.1
Trading Companies & Distributors	1.2
Subtotal	96.3
Foreign Government Obligations	14.8
Short-Term Investment	2.6
Total Investments	113.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 8, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 8, 2017